Note 13 - Convertible Notes Payable: Schedule of convertible promissory notes (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Convertible Notes Payable Gross	$ 340,032	$ 441,648	$ 275,050
Less debt discount			(122,084)
Convertible notes payable, net of discount	218,945	353,740	152,966
Interest Payable, Current	$ 5,216	23,700	$ 6,210
Adar Bays Llc
Stated Interest Rate			8.00%
Tangiers Investment Group Llc
Stated Interest Rate			10.00%
An investor
Interest Payable, Current		$ 182
03-10-2017 Note | Black Forest Capital Llc
Issue Date	Mar. 10, 2017
Maturity Date	Mar. 10, 2018
Stated Interest Rate	8.00%
Principal Balance Outstanding	$ 55,000
01-23-2017 Note | Black Forest Capital Llc
Issue Date	Jan. 23, 2017
Maturity Date	Jan. 23, 2018
Stated Interest Rate	8.00%
Principal Balance Outstanding	$ 27,500
01-10-2017 Note | Microcap Equity Group Llc
Issue Date	Jan. 10, 2017
Maturity Date	Jan. 10, 2018
Stated Interest Rate	12.00%
Principal Balance Outstanding	$ 12,000
12-20-2016 Note | Adar Bays Llc
Issue Date	Dec. 20, 2016
Maturity Date	Dec. 12, 2017
Stated Interest Rate	8.00%
Principal Balance Outstanding	$ 57,500
12-14-2016 Note | Black Forest Capital Llc
Issue Date	Dec. 14, 2016	Dec. 14, 2016
Maturity Date	Dec. 14, 2017	Dec. 14, 2017
Stated Interest Rate	8.00%	8.00%
Principal Balance Outstanding	$ 27,500	$ 27,500
11-04-2016 Note | Black Forest Capital Llc
Issue Date	Nov. 04, 2016	Nov. 04, 2016
Maturity Date	Nov. 04, 2017	Nov. 04, 2017
Stated Interest Rate	8.00%	8.00%
Principal Balance Outstanding	$ 27,500	$ 27,500
10-21-2016 Note | Microcap Equity Group Llc
Issue Date	Oct. 21, 2016	Oct. 21, 2016
Maturity Date	Oct. 21, 2017	Oct. 21, 2017
Stated Interest Rate	12.00%	12.00%
Principal Balance Outstanding	$ 7,400	$ 7,400
02-15-2017 Note | Black Forest Capital Llc
Issue Date	Feb. 15, 2017
Maturity Date	Feb. 15, 2018
Stated Interest Rate	8.00%
Principal Balance Outstanding	$ 121,132
04-27-2016 Note | Black Forest Capital Llc
Issue Date	Apr. 27, 2016	Apr. 27, 2016
Maturity Date	Oct. 27, 2016	Oct. 27, 2016
Stated Interest Rate	1.00%	1.00%
Principal Balance Outstanding	$ 4,500	$ 4,500
05/05/2016 Note | EMA Financial, LLC
Issue Date		May 05, 2016
Maturity Date		May 05, 2017
Stated Interest Rate		12.00%
Principal Balance Outstanding		$ 32,883
05/31/20161 Note | Black Forest Capital Llc
Issue Date		May 31, 2016
Maturity Date		May 31, 2017
Stated Interest Rate		8.00%
Principal Balance Outstanding		$ 0
05/31/20162 Note | Black Forest Capital Llc
Issue Date		May 31, 2016
Maturity Date		May 31, 2017
Stated Interest Rate		2.00%
Principal Balance Outstanding		$ 0
07/12/2016 Note | Adar Bays Llc
Issue Date		Jul. 12, 2016
Maturity Date		Apr. 12, 2017
Stated Interest Rate		8.00%
Principal Balance Outstanding		$ 0
01/14/2016 Note | Colonial Stock Transfer
Issue Date		Jan. 14, 2016
Maturity Date		Jan. 14, 2017
Stated Interest Rate		10.00%
Principal Balance Outstanding		$ 7,507
10/13/2016 Note | Microcap Equity Group Llc
Issue Date		Oct. 13, 2016
Maturity Date		Oct. 13, 2017
Stated Interest Rate		12.00%
Principal Balance Outstanding		$ 0
12/16/2015 Note | Adar Bays Llc
Issue Date		Dec. 16, 2015
Maturity Date		Dec. 16, 2016
Stated Interest Rate		8.00%
Principal Balance Outstanding		$ 0
10/24/2016 Note | Black Forest Capital Llc
Issue Date		Oct. 24, 2016
Maturity Date		Apr. 24, 2017
Stated Interest Rate		8.00%
Principal Balance Outstanding		$ 78,600
12/15/2015 Note | Kodiak Capital
Issue Date		Dec. 15, 2015	Dec. 15, 2015
Maturity Date		Jul. 15, 2016	Jul. 15, 2016
Stated Interest Rate		0.00%	0.00%
Principal Balance Outstanding		$ 50,000	$ 50,000
12/07/2016 Note | Auctus Fund, LLC
Issue Date		Dec. 07, 2016
Maturity Date		Sep. 07, 2017
Stated Interest Rate		12.00%
Principal Balance Outstanding		$ 40,750
12/12/2016 Note | Adar Bays Llc
Issue Date		Dec. 12, 2016
Maturity Date		Dec. 12, 2017
Stated Interest Rate		8.00%
Principal Balance Outstanding		$ 14,855
12/03/2015 Note | Auctus Fund, LLC
Issue Date		Dec. 03, 2015	Dec. 03, 2015
Maturity Date		Sep. 03, 2016	Sep. 03, 2016
Stated Interest Rate		10.00%	10.00%
Principal Balance Outstanding		$ 0	$ 49,250
11/30/2015 Note | Kodiak Capital
Issue Date		Nov. 30, 2015	Nov. 30, 2015
Maturity Date		Dec. 01, 2016	Dec. 01, 2016
Stated Interest Rate		12.00%	12.00%
Principal Balance Outstanding		$ 44,687	$ 50,000
11-18-2015 Note | Tangiers Investment Group Llc
Issue Date		Nov. 18, 2015	Nov. 18, 2015
Maturity Date		Nov. 19, 2016	Nov. 19, 2016
Stated Interest Rate		10.00%	10.00%
Principal Balance Outstanding		$ 2,216	$ 60,000
10/14/2015 Note | EMA Financial, LLC
Issue Date		Oct. 14, 2015	Oct. 14, 2015
Maturity Date		Oct. 14, 2016	Oct. 14, 2016
Stated Interest Rate		12.00%	10.00%
Principal Balance Outstanding		$ 0	$ 30,800
07/20/2015 Note | Auctus Fund, LLC
Issue Date		Jul. 20, 2016
Maturity Date		Apr. 20, 2017
Stated Interest Rate		10.00%
Principal Balance Outstanding		$ 45,750
12/10/2015 Note | Adar Bays Llc
Issue Date			Dec. 10, 2015
Maturity Date			Dec. 10, 2016
Stated Interest Rate			8.00%
Principal Balance Outstanding			$ 35,000